Annual Operating Expenses {- Fidelity Emerging Markets Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund-Retail Class	Dec. 30, 2020
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	0.92%